Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Operating Leases

7. Operating Leases

The Company entered into various operating lease agreements, office lease, which was started in July, 2025, operation lease in Marietta, U.S., which was started in April, 2023. The remaining lease terms ranges from 1.25 to 7.25 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet.

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Right-of-use assets, net	585	513
Impairment of right-of-use assets	—	—
Right-of-use assets, net	585	513
Operating lease liabilities – current	82	83
Operating lease liabilities – non-current	486	432
Total operating lease liabilities	568	515

For the years ended December 31, 2025 and 2024, the Company recorded short-term lease costs of $54 and $51 respectively. Cash paid for amounts included in the measurement of operating lease liabilities were $123 and $272 for the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, the weighted average remaining lease term was 6.9 years, and the weighted average discount rate was 4.6%.

The following table summarizes the maturity of operating lease liabilities as of December 31, 2025:

	Land&Plant lease	Office and other leases	Total
2026	75	29	104
2027	75	—	75
2028	80	—	80
2029	81	—	81
2030	81	—	81
Thereafter	182	—	182
Total	574	29	603
Less: imputed interest	88	—	88
Present value of lease liabilities	$486	$29	$515